EQUITY INCENTIVE PLANS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) Share year $ / shares	Dec. 31, 2021 CAD ($) Share $ / shares
Equity Incentive Plans [Abstract]
Description of vesting requirements for share-based payment arrangement	Stock options vest over a two year period from the date of grant unless otherwise determined by the directors.
Description of maximum term of options granted for share-based payment arrangement	The maximum stock option term is 10 years.
Maximum stock options authorized | Share	2,366,354
Stock options recognized in statement of loss and comprehensive loss | $	$ 735,909	$ 707,417
Stock options exploration and evaluation assets | $	739,042	141,328
Stock options capitalized in exploration and evaluation assets | $	$ 250,116	$ 0
Average fair value of share price | $ / shares	$ 2.66	$ 2.02
Number of share options exercisable in share-based payment arrangement | Share	5,636,665
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 1.25
Weighted average remaining contractual life of exercisable share options (years) | year	1.55
Number of share options granted in share-based payment arrangement | Share	2,181,000	310,000
Maximum restricted share units authorized | Share	1,746,590
Expenses recognized for Restricted Stock Units | $	$ 521,154	$ 170,422
Maximum deferred share units authorised | Share	1,640,111
Expenses recognized for Deferred Share Units | $	$ 290,640	$ 362,390
Exercise price, share options granted | $ / shares	$ 2.03	$ 2.1